Secured Term Loan Facilities and Revolving Credit Facilities - Summary of Secured Term Loan Facilities and Deferred Financing Costs Split Between Current and Non-Current Liabilities (Details) - USD ($)
$ in Thousands
	Jun. 30, 2023	Dec. 31, 2022
Current Liability
Current portion of secured term loan facilities	$ 122,684	$ 101,558
Less: current portion of deferred financing costs	(2,990)	(2,549)
Current portion of secured term loan facilities, net of deferred financing costs	119,694	99,009
Non-Current Liability
Less: non-current portion of deferred financing costs	(5,421)	(4,011)
Non-current secured term loan facilities and revolving credit facilities, net of current portion and non-current deferred financing costs	770,766	656,478
Nonrelated Party
Non-Current Liability
Secured term loan facilities and revolving credit facilities net of current portion, excluding amount due to related parties	731,486	612,349
Related Party
Non-Current Liability
Secured term loan facilities and revolving credit facilities net of current portion, excluding amount due to related parties	$ 44,701	$ 48,140